PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Long-Term Investments 14.0%
Certificates of Deposit 10.5%
Bank of America NA,
SOFR + 0.320%	4.270%(c)	01/08/26	55,000	$55,023,083
SOFR + 0.340%	4.610(c)	04/27/26	85,000	85,039,992
Bank of Montreal,
SOFR + 0.390%	4.430(c)	08/20/26	66,000	66,034,781
SOFR + 0.400%	4.440(c)	08/28/26	100,000	100,089,850
Bank of Nova Scotia (The),
SOFR + 0.330% (Cap N/A, Floor 0.000%)	4.370(c)	07/24/26	70,700	70,733,434
SOFR + 0.330% (Cap N/A, Floor 0.000%)	4.370(c)	08/07/26	55,000	55,020,840

BNP Paribas SA	4.600	02/17/26	36,800	36,848,727

BNP Paribas SA, SOFR + 0.340%	4.380(c)	09/04/26	125,000	125,054,200
Canadian Imperial Bank of Commerce,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.390(c)	11/21/25	115,000	115,019,124
SOFR + 0.400% (Cap N/A, Floor 0.000%)	4.440(c)	08/03/26	53,500	53,552,703
SOFR + 0.430%	4.470(c)	05/08/26	50,000	50,067,615

Citibank NA, SOFR + 0.410% (Cap N/A, Floor 0.000%)	4.450(c)	04/22/26	70,000	70,059,465
Credit Agricole Corporate & Investment Bank,
SOFR + 0.310%	4.350(c)	02/17/26	27,000	27,015,663
SOFR + 0.370%	4.410(c)	10/26/26	60,000	59,995,224

Nordea Bank Abp, SOFR + 0.320%	4.360(c)	07/23/26	150,000	150,080,190
Svenska Handelsbanken,
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.350(c)	09/16/26	35,000	34,999,787
SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.350(c)	09/24/26	70,000	69,994,848

Swedbank AB, SOFR + 0.310%	4.350(c)	09/16/26	54,000	54,011,129
Toronto-Dominion Bank (The),
SOFR + 0.350%	4.390(c)	07/06/26	166,300	166,381,271
SOFR + 0.390%	4.430(c)	08/14/26	15,000	15,010,215

Total Certificates of Deposit (cost $1,459,300,000)				1,460,032,141
Commercial Paper 1.9%
Bank of America Securities, Inc., SOFR + 0.350%	4.620(c)	10/28/26	7,500	7,500,316
Citigroup Global Markets, Inc., 144A, SOFR + 0.350%	4.270(c)	06/22/26	100,000	100,056,440
ING (U.S.) Funding LLC, 144A, SOFR + 0.340%	4.740(c)	07/06/26	75,000	75,036,660
Royal Bank of Canada, 144A, SOFR + 0.340%	4.040(c)	10/30/26	78,000	78,005,592

Total Commercial Paper (cost $260,500,000)				260,599,008
Corporate Bonds 1.4%
Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.340(c)	02/24/26	49,500	49,504,312
Sr. Unsec’d. Notes, MTN, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.390(c)	12/09/25	140,000	140,030,934

Total Corporate Bonds (cost $189,500,000)				189,535,246
U.S. Government Agency Obligations 0.2%
Federal Farm Credit Bank,
SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.140(c)	02/25/26	20,750	20,753,787

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Agency Obligations (Continued)
Federal Farm Credit Bank, (cont’d.)
US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	3.985%(c)	12/26/25	11,000	$11,001,000

Total U.S. Government Agency Obligations (cost $31,750,159)				31,754,787

Total Long-Term Investments (cost $1,941,050,159)				1,941,921,182

Short-Term Investments 85.9%
Certificates of Deposit 4.4%
Citibank NA, SOFR + 0.390% (Cap N/A, Floor 0.000%)	4.430(c)	03/27/26	49,500	49,537,462
Natixis SA	4.190	03/05/26	40,000	40,021,076
Nordea Bank Abp	4.330	02/27/26	30,000	30,023,421

Nordea Bank Abp, SOFR + 0.320%	4.360(c)	06/29/26	30,000	30,017,898
State Street Bank & Trust Co.,
SOFR + 0.250%	4.290(c)	05/28/26	111,000	111,000,322
SOFR + 0.250%	4.290(c)	06/02/26	115,000	114,998,827

Svenska Handelsbanken	4.605	11/12/25	49,200	49,207,287

Svenska Handelsbanken, SOFR + 0.400%	4.440(c)	04/15/26	70,000	70,070,252

Wells Fargo Bank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.350(c)	06/03/26	111,000	111,044,344

Total Certificates of Deposit (cost $605,700,072)				605,920,889
Commercial Paper 55.2%
Advocate Health & Hospitals Corp.	4.044(n)	12/02/25	9,000	8,967,576
Alphabet, Inc., 144A	4.087(n)	12/05/25	231,600	230,719,225
AstraZeneca PLC, 144A	4.402(n)	12/10/25	47,000	46,786,239
Bank of America Securities, Inc.,
SOFR + 0.320%	4.590(c)	05/28/26	80,000	80,034,784
SOFR + 0.330%	4.600(c)	08/05/26	100,000	100,032,390

Bank of America Securities, Inc.	4.669(n)	12/02/25	18,000	17,936,276

Bank of Montreal, 144A, SOFR + 0.370%	4.040(c)	05/27/26	147,750	147,815,598
Bank of New York Mellon (The),
SOFR + 0.250%	4.520(c)	03/26/26	172,000	172,041,624
SOFR + 0.260%	4.590(c)	04/07/26	80,000	80,023,624

BPCE SA, 144A	4.624(n)	11/13/25	20,000	19,971,454
Caisse Des Depots Et Consignations,
144A	3.982(n)	03/31/26	24,000	23,605,589
144A	4.041(n)	01/02/26	142,000	141,017,190
144A	4.065(n)	02/06/26	133,000	131,580,504
144A	4.256(n)	11/20/25	40,000	39,913,332
144A	4.259(n)	11/25/25	20,000	19,945,694
CDP Financial, Inc.,
144A	4.002(n)	04/09/26	8,000	7,859,200
144A	4.473(n)	01/28/26	37,000	36,637,618
144A	4.508(n)	02/05/26	30,000	29,679,147
144A	4.512(n)	12/01/25	49,000	48,832,430
144A	4.515(n)	12/02/25	107,000	106,622,151
144A	4.517(n)	12/08/25	75,000	74,684,865
144A, SOFR + 0.310%	4.270(c)	02/03/26	47,000	47,014,326

Chevron Corp., 144A	4.469(n)	12/05/25	50,000	49,810,335
Cisco Systems, Inc., 144A	3.984(n)	01/30/26	162,800	161,218,935

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper (Continued)

Citigroup Global Markets, Inc., 144A	4.604%(n)	11/10/25	53,000	$52,941,938
City of San Antonio Electric & Gas Systems Revenue	4.327	11/21/25	60,000	59,995,926

City of San Antonio Electric & Gas Systems Revenue	4.337	11/21/25	40,000	39,997,284
Commonwealth Bank of Australia,
144A, SOFR + 0.210%	4.480(c)	03/09/26	31,000	31,005,019
144A, SOFR + 0.310%	4.040(c)	07/31/26	15,000	15,003,216
144A, SOFR + 0.320%	4.590(c)	06/30/26	50,000	50,018,375

Cornell University	3.989(n)	02/02/26	49,150	48,638,054
Emory University	4.186	01/06/26	11,500	11,498,824
Essilorluxottica SA,
144A	3.992(n)	01/26/26	50,000	49,530,565
144A	4.044(n)	01/22/26	17,000	16,847,468
144A	4.098(n)	01/27/26	115,300	114,205,503
144A	4.129(n)	01/21/26	74,000	73,343,761
144A	4.210(n)	12/01/25	49,000	48,835,429

European Investment Bank	4.030(n)	02/04/26	125,000	123,684,000
Federation Des Caisses Desjardins Du Quebec,
144A	3.967(n)	02/04/26	85,000	84,106,029
144A	4.043(n)	01/05/26	50,000	49,635,165
144A	4.302(n)	02/17/26	5,000	4,940,121
144A	4.345(n)	02/19/26	31,250	30,868,631
144A	4.440(n)	11/05/25	100,000	99,944,660
144A	4.508(n)	11/03/25	76,200	76,174,862
ING (U.S.) Funding LLC,
144A, SOFR + 0.250%	4.520(c)	12/23/25	100,000	100,018,370
144A, SOFR + 0.280%	4.550(c)	04/22/26	46,000	46,015,856
144A, SOFR + 0.340%	4.610(c)	08/18/26	19,000	19,004,541
John Deere Financial, Inc.,
144A	0.000(n)	12/04/25	9,500	9,464,817
144A	4.163(n)	12/08/25	36,200	36,050,110
144A	4.193(n)	12/05/25	46,155	45,979,025
144A	4.236(n)	11/19/25	21,345	21,300,756
JPMorgan Securities LLC,
144A, SOFR + 0.280%	4.270(c)	05/06/26	45,500	45,505,882
144A, SOFR + 0.280%	4.270(c)	05/13/26	45,000	45,004,889
144A, SOFR + 0.280%	4.270(c)	05/28/26	44,500	44,511,726
144A, SOFR + 0.290%	4.270(c)	03/06/26	20,675	20,681,318
144A, SOFR + 0.330%	4.600(c)	10/13/26	45,000	45,001,476
144A, SOFR + 0.430%	4.270(c)	04/29/26	110,000	110,051,587
KFW,
144A	3.943(n)	03/04/26	69,000	68,071,991
144A	4.109(n)	01/12/26	135,000	133,946,068
144A	4.168(n)	03/05/26	40,000	39,457,872
144A	4.174(n)	02/27/26	30,300	29,908,182
LVMH Moet Hennessy Louis Vuitton,
144A	3.969(n)	01/20/26	53,810	53,338,786
144A	3.969(n)	01/21/26	40,500	40,141,085
144A	4.381(n)	03/17/26	27,000	26,601,021

Mass General Brigham, Inc.	3.987(n)	11/06/25	12,210	12,201,927
Memorial Hermann Health System	4.015(n)	02/18/26	27,500	27,166,689

Memorial Hermann Health System	4.044(n)	02/03/26	24,500	24,244,837

Mercy Healthcare System Corp.	4.039(n)	11/12/25	27,000	26,963,809

Mercy Healthcare System Corp.	4.180(n)	11/26/25	50,000	49,851,550

Mitsubishi Corp., 144A	4.065(n)	12/10/25	144,000	143,369,064
Multicare Health System	4.042(n)	11/06/25	15,000	14,989,761
National Australia Bank Ltd.,
144A, SOFR + 0.190%	4.040(c)	04/20/26	44,000	43,998,478
144A, SOFR + 0.300%	4.040(c)	10/20/26	108,000	107,995,529

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper (Continued)

National Securities Clearing Corp., 144A	4.496%(n)	01/06/26	20,000	$19,853,034
New York Life Short Term Funding LLC,
144A	4.079(n)	01/21/26	50,000	49,552,035
144A	4.104(n)	12/17/25	72,000	71,628,451
144A	4.220(n)	12/11/25	57,000	56,743,927
144A	4.306(n)	11/25/25	10,000	9,972,778
144A	4.323(n)	12/03/25	55,000	54,801,659
144A	4.445(n)	11/12/25	38,140	38,090,086

Nordea Bank Abp, 144A, SOFR + 0.250%	4.040(c)	05/08/26	38,000	38,009,477
Ontario Teacher’s Finance Trust,
144A	4.419(n)	11/25/25	25,000	24,932,117
144A	4.483(n)	11/06/25	58,000	57,961,842

Port of Seattle	0.034	01/08/26	23,500	23,493,338
Province of Alberta,
144A	3.980(n)	01/20/26	106,500	105,569,062
144A	4.073(n)	12/01/25	146,000	145,508,389

Province of Ontario	3.983(n)	02/09/26	142,000	140,455,310

Province of Ontario	4.019(n)	02/23/26	71,000	70,118,478

Province of Ontario	4.019(n)	02/24/26	87,000	85,910,255
PSP Capital, Inc.,
144A	3.933(n)	03/30/26	100,000	98,366,670
144A	4.074(n)	12/01/25	100,000	99,662,330
144A	4.131(n)	12/02/25	50,000	49,825,660
144A	4.137(n)	12/17/25	100,000	99,485,260

Queensland Treasury Corp.	4.469(n)	12/04/25	47,000	46,826,382

Queensland Treasury Corp.	4.469(n)	12/05/25	50,000	49,809,850
Sanofi SA,
144A	4.083(n)	02/10/26	105,000	103,846,291
144A	4.158(n)	12/17/25	41,000	40,789,941

Saudi Arabian Oil Co.	3.980(n)	01/22/26	90,750	89,923,195

Saudi Arabian Oil Co.	4.053(n)	11/05/25	55,000	54,969,508

Scripps Health	4.070(n)	12/04/25	19,000	18,928,199
Sentara Health	4.011(n)	11/06/25	18,750	18,737,263

Sentara Health	4.029(n)	01/21/26	20,000	19,814,468
Skandinaviska Enskilda Banken AB,
144A, SOFR + 0.250%	4.350(c)	05/11/26	15,000	15,002,741
144A, SOFR + 0.310%	4.270(c)	09/08/26	95,000	95,002,641
144A, SOFR + 0.320%	4.590(c)	06/26/26	79,000	79,034,847

Sutter Health	4.042(n)	11/18/25	24,500	24,450,045

Sutter Health	4.119(n)	12/11/25	40,000	39,814,420

Svenska Handelsbanken, 144A, SOFR + 0.230%	4.500(c)	03/05/26	123,000	123,038,462
Swedbank AB,
144A, SOFR + 0.200%	4.590(c)	12/03/25	100,000	100,007,790
144A, SOFR + 0.300%	4.270(c)	10/14/26	100,000	99,998,560
144A, SOFR + 0.310%	4.270(c)	09/09/26	70,500	70,513,740
TotalEnergies Capital SA,
144A	3.996(n)	03/03/26	94,000	92,722,719
144A	4.061(n)	02/27/26	143,400	141,514,046

Toyota Industries Commercial Finance, Inc., 144A	4.539(n)	11/03/25	25,250	25,241,743
Toyota Credit Canada Inc.	4.495(n)	12/01/25	50,000	49,825,610
Trinity Health Corp.	4.069(n)	11/03/25	31,000	30,989,903
Unilever Capital Corp.,
144A	4.041(n)	12/18/25	30,000	29,843,601
144A	4.063(n)	12/10/25	24,000	23,895,912
Unilever Finance Netherlands BV,
144A	4.254(n)	11/26/25	38,000	37,892,346

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper (Continued)
Unilever Finance Netherlands BV, (cont’d.)
144A	4.276%(n)	11/20/25	32,500	$32,429,101
144A	4.342(n)	11/10/25	36,455	36,414,951

University of California	4.075(n)	12/02/25	15,000	14,946,600
University of Chicago (The)	3.979(n)	02/19/26	50,000	49,385,350

University of Chicago (The)	4.019(n)	12/11/25	55,000	54,749,090

University of Chicago (The)	4.021(n)	01/22/26	19,000	18,825,487

University of Chicago (The)	4.056(n)	01/08/26	42,000	41,680,405

University of Chicago (The)	4.067(n)	01/15/26	42,000	41,647,292
Westpac Banking Corp.,
144A, SOFR + 0.300%	4.040(c)	10/08/26	50,000	49,996,360
144A, SOFR + 0.300%	4.040(c)	10/09/26	50,000	49,996,075
144A, SOFR + 0.400%	4.040(c)	04/10/26	94,000	94,091,547

Total Commercial Paper (cost $7,680,756,681)				7,681,338,577
Repurchase Agreements 25.3%
Banco Santander SA,
4.17%, dated 10/31/25, due 11/03/25 in the amount of $412,853,417 collateralized by GNMA (coupon rates 4.000%-6.000%, maturity dates 06/20/40-07/20/55) with the aggregate value, including accrued interest, of $421,110,485.			412,710	412,710,000
Canadian Imperial Bank of Commerce,
4.11%, dated 09/12/25, due 11/12/25 in the amount of $218,511,224 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.875%, maturity dates 12/23/25-11/15/53) with the aggregate value, including accrued interest, of $222,654,054.			217,000	217,000,000
CF Secured, LLC,
4.17%, dated 10/31/25, due 11/03/25 in the amount of $300,104,250 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 03/01/29-08/01/54), FNMA (coupon rates 2.000%-7.000%, maturity dates 10/01/41-07/01/55), GNMA (coupon rates 6.000%-7.000%, maturity dates 12/20/64-10/20/65) and U.S. Treasury Securities (coupon rates 0.500%-4.750%, maturity dates 04/30/27-02/15/54) with the aggregate value, including accrued interest, of $306,106,338.			300,000	300,000,000
Credit Agricole Corporate & Investment Bank,
3.96%, dated 10/24/25, due 12/01/25 in the amount of $75,313,500 collateralized by U.S. Treasury Securities (coupon rates 0.125%-1.875%, maturity dates 10/15/26-11/15/51) with the aggregate value, including accrued interest, of $76,500,002.			75,000	75,000,000
3.99%, dated 10/30/25, due 11/05/25 in the amount of $88,058,520 collateralized by U.S. Treasury Securities (coupon rates 1.125%-3.000%, maturity dates 08/15/40-05/15/47) with the aggregate value, including accrued interest, of $89,760,023.			88,000	88,000,000
4.16%, dated 10/31/25, due 11/03/25 in the amount of $150,052,000 collateralized by GNMA (coupon rates 2.000%-6.500%, maturity dates 06/20/36-03/15/66) and U.S. Treasury Securities (coupon rates 3.625%-4.750%, maturity dates 01/31/31-11/15/43) with the aggregate value, including accrued interest, of $153,000,001.			150,000	150,000,000
Deutsche Bank AG,
4.16%, dated 10/31/25, due 11/03/25 in the amount of $25,008,667 collateralized by U.S. Treasury Securities (coupon rate 2.250%, maturity date 02/15/52) with the aggregate value, including accrued interest, of $25,500,043.			25,000	25,000,000
Natixis,
3.98%, dated 10/30/25, due 12/11/25 in the amount of $663,064,600 collateralized by FFCSB (coupon rates 1.950%-2.820%, maturity dates 08/13/40-01/24/42), FHLMC (coupon rates 3.500%-5.000%, maturity dates 12/01/41-03/01/55), FNMA (coupon rates 1.270%-6.375%, maturity dates 05/01/29-07/01/55) and U.S. Treasury Securities (coupon rates 0.125%-4.375%, maturity dates 02/28/26-11/15/52) with the aggregate value, including accrued interest, of $673,200,000.			660,000	660,000,000
NatWest Markets Securities,
4.08%, dated 10/28/25, due 11/04/25 in the amount of $250,198,333 collateralized by FHLMC (coupon rate 6.500%, maturity date 06/01/54) and FNMA (coupon rate 6.000%, maturity date 08/01/54) with the aggregate value, including accrued interest, of $255,202,301.			250,000	250,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value

Repurchase Agreements (Continued)
Nomura International PLC,
4.17%, dated 10/31/25, due 11/03/25 in the amount of $375,130,313 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 05/01/44-10/01/55), FNMA (coupon rates 2.000%-7.500%, maturity dates 01/01/35-09/01/61) and GNMA (coupon rates 3.500%-6.000%, maturity dates 01/20/27-10/20/55) with the aggregate value, including accrued interest, of $382,632,919.			375,000	$375,000,000
SMBC Nikko Securities America, Inc.,
4.15%, dated 10/31/25, due 11/03/25 in the amount of $250,086,458 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 05/01/28-11/01/54), FNMA (coupon rate 6.500%, maturity date 11/01/53) and U.S. Treasury Securities (coupon rates 0.000%-4.250%, maturity dates 01/06/26-05/15/48) with the aggregate value, including accrued interest, of $255,088,251.			250,000	250,000,000
U.S. Bancorp Investments, Inc.,
4.19%, dated 10/31/25, due 11/03/25 in the amount of $450,157,125 collateralized by U.S. Treasury Securities (coupon rates 0.000%-5.000%, maturity dates 11/30/25-08/15/55) with the aggregate value, including accrued interest, of $459,160,313.			450,000	450,000,000
Wells Fargo Securities LLC,
4.08%, dated 10/28/25, due 11/04/25 in the amount of $175,138,833 collateralized by FNMA (coupon rates 1.500%-6.500%, maturity dates 08/01/26-09/01/55) with the aggregate value, including accrued interest, of $178,641,610.			175,000	175,000,000
4.16%, dated 10/31/25, due 11/03/25 in the amount of $100,034,667 collateralized by GNMA (coupon rate 6.000%, maturity date 10/20/55) with the aggregate value, including accrued interest, of $102,035,361.			100,000	100,000,000

Total Repurchase Agreements (cost $3,527,710,000)				3,527,710,000
Time Deposits 0.6%
Australia & New Zealand Banking Group Ltd.	3.880%	11/03/25	52,000	52,000,000
Mizuho Bank Ltd.	3.870	11/03/25	38,000	38,000,000

Total Time Deposits (cost $90,000,000)				90,000,000
U.S. Government Agency Obligation(n) 0.4%
Federal Home Loan Mortgage Corp. (cost $53,647,972)	3.966	12/03/25	53,837	53,642,799

Total Short-Term Investments (cost $11,957,814,725)				11,958,612,265

TOTAL INVESTMENTS 99.9% (cost $13,898,864,884)				13,900,533,447
Other assets in excess of liabilities 0.1%				17,838,675

Net Assets 100.0%				$13,918,372,122

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FFCSB	Federal Farm Credit System Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
N/A	Not Applicable
SOFR	Secured Overnight Financing Rate

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2025.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).